Income taxes - Reconciliation of effective income tax rate from the combined federal and provincial Canadian statutory tax rate (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Abstract]
Company's statutory tax rate	26.50%	26.50%
Effect of foreign tax rate differences	(0.30%)	(0.60%)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.30%)	(0.50%)
Non-deductible and tax exempt items	0.30%	0.10%
Recognition of previously unrecognized temporary differences	(0.30%)	0.00%
Minimum income tax charge	0.20%	0.30%
Effective income tax rate	26.10%	25.80%